Related party transactions -Transactions with other related parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Lease rental payment to other related parties	$ 5	$ 21	$ 43	$ 44
Gain on modification of borrowings recognised in the Capital contribution reserve		3,652	1,139	1,697
Derivative financial instruments	170,376	(5)	(105)	(3)
Investment in joint venture	(99)	1,424	(242)	1,712
Parent
Related party transactions
Loan	12,500	5,023	4,015	1,838
Investors
Related party transactions
Loan	$ 10,000	$ 14,718	$ 9,348	$ 2,091